The Company - Summary of the company's shareholding information (Details) - shares	Apr. 24, 2025	Apr. 23, 2025
Disclosure of changes in the share capital
Total number of shares issued (in shares)	92,189,798	83,844,411
Percentage of shareholding in the company	100.00%	100.00%
Number of voting rights held (in shares)	92,944,368	84,598,981
Proportion of voting rights held in the company	100.00%	100.00%
Novo Nordisk A/S
Disclosure of changes in the share capital
Total number of shares issued (in shares)	9,817,546	9,817,546
Percentage of shareholding in the company	10.65%	11.71%
Number of voting rights held (in shares)	9,817,546	9,817,546
Proportion of voting rights held in the company	10.56%	11.60%
Sanofi-Aventis Participations
Disclosure of changes in the share capital
Total number of shares issued (in shares)	8,345,387
Percentage of shareholding in the company	9.05%
Number of voting rights held (in shares)	8,345,387
Proportion of voting rights held in the company	8.98%
Medimmune Limited
Disclosure of changes in the share capital
Total number of shares issued (in shares)	7,485,500	7,485,500
Percentage of shareholding in the company	8.12%	8.93%
Number of voting rights held (in shares)	7,485,500	7,485,500
Proportion of voting rights held in the company	8.05%	8.85%
Bpifrance Participations
Disclosure of changes in the share capital
Total number of shares issued (in shares)	6,389,406	6,389,406
Percentage of shareholding in the company	6.93%	7.62%
Number of voting rights held (in shares)	6,389,406	6,389,406
Proportion of voting rights held in the company	6.87%	7.55%
Members of the Executive Board, Supervisory Board and Leadership Team
Disclosure of changes in the share capital
Total number of shares issued (in shares)	846,944	846,944
Percentage of shareholding in the company	0.92%	1.01%
Number of voting rights held (in shares)	911,444	911,444
Proportion of voting rights held in the company	0.98%	1.08%
Treasury shares
Disclosure of changes in the share capital
Total number of shares issued (in shares)	18,575	18,575
Percentage of shareholding in the company	0.02%	0.02%
Number of voting rights held (in shares)	0	0
Proportion of voting rights held in the company	0.00%	0.00%
Public
Disclosure of changes in the share capital
Total number of shares issued (in shares)	59,286,440	59,286,440
Percentage of shareholding in the company	64.31%	70.71%
Number of voting rights held (in shares)	59,995,085	59,995,085
Proportion of voting rights held in the company	64.55%	70.92%